Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 16, 2020	Jun. 04, 2020	Sep. 17, 2021	Jan. 21, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Advance received							$ 150,000
Converted into promissory note							10,000
Repayment of notes							150,000
Aggregate principal amount		$ 150,000
Proceeds from promissory note							140,000
Converted amount							10,000
Payments of promissory notes							$ 25,000
Related Party, description							The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) within 15 days of written notice of demand for payment.
Warrants per share price (in Dollars per share)							$ 1
Sale of additional private warrant (in Shares) (in Shares)	83,446
Proceeds from warrant							$ 83,446
Working capital loan, description						The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. There have been no Working Capital Loans to date.	The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. There have been no Working Capital Loans to date.
Warrant liability					$ 2,143,416	$ 2,143,416	$ 3,399,878
Change in fair value					$ 85,040	$ 1,256,462
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)	3,150,000
Warrants per share price (in Dollars per share)	$ 1					$ 1
Number of shares consummated (in Shares)						3,150,000	3,150,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Warrants per share price (in Dollars per share)						$ 1
Sale of additional private warrant (in Shares) (in Shares)					83,446	83,446
Proceeds from warrant						$ 83,446
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)				3,593,750
Purchase price				$ 25,000
Payable to related party				$ 25,000
Shares forfeited (in Shares) (in Shares)				1,774,212
Change in fair value on gain (loss)				$ 1,774,212
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Repayments of other Short-term Debt	$ 125,000
Pine Valley Investments LLC [Member]
Related Party Transactions (Details) [Line Items]
Principal amount			$ 850,000
Outstanding principal interest percentage			2.00%
Drawdown amount			$ 50,000